Fees Summary	Feb. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,253,000
Previously Paid Amount	0.00
Total Fee Amount	957.33
Total Offset Amount	0.00
Net Fee	957.33
Narrative - Max Aggregate Offering Price	$ 6,253,000
Final Prospectus	true